GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area

The following table presents the total revenues for six months ended June 30, 2022 and 2021, allocated to the geographic areas in which they were generated:

	Six months ended June 30,
	2022	2021

North America (mainly U.S.)	$234,918	$167,552
Europe	30,767	28,525
Other	6,286	3,417

	$271,971	$199,494

Schedule of Property and Equipment by Geographic Area

The following table presents the locations of the Company’s long-lived assets as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021

Israel	$7,231	$8,049
U.S.	6,489	7,524
Europe	176	216

	$13,896	$15,789